Investments accounted for using the equity method (Details) € in Thousands		12 Months Ended
	Dec. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Investments
Equity book value limit		€ 1,000
Evotec's share of earnings limit		€ 1,000
Number of investments classified as significant | item		1
Number of investments classified as insignificant | item		5
Balance at beginning		€ 2,138	€ 3,071
Investment		3,576	3,379
Share of profit/(loss) in associate		(1,085)	(4,312)
Net book value at end		4,629	2,138	€ 3,071
Current assets		762,945	681,964
Non-current assets		951,000	1,230,538
Current liabilities		368,074	344,585
Non-current liabilities		532,167	615,392
Revenues from 01 Jan to 31 Dec		788,373	796,967	781,426
Net income (loss) 1 Jan to 31 Dec		(103,517)	(196,078)	(83,913)
Autobahn Labs LLC
Investments
Investment			1,378
Share of profit/(loss) in associate			(1,378)
Centauri Therapeutics GmbH
Investments
Balance at beginning		1,264	2,179
Investment		3,576
Share of profit/(loss) in associate		(634)	(916)
Net book value at end		4,206	1,264	2,179
Current assets		14,127	383
Non-current assets		239	299
Current liabilities		233	245
Revenues from 01 Jan to 31 Dec		4,837	1
Net income (loss) 1 Jan to 31 Dec		(3,915)	(4,483)
Dark Blue Therapeutics Ltd
Investments
Gain on sale of associate investments	€ 12,125
Current assets			291
Non-current assets			9,047
Current liabilities			981
Net income (loss) 1 Jan to 31 Dec			(3,115)
EIR Biotherapies
Investments
Balance at beginning		873
Investment			1,022
Share of profit/(loss) in associate			(149)
Net book value at end			873
Current assets			634
Non-current assets			1,752
Current liabilities			187
Non-current liabilities			2
Net income (loss) 1 Jan to 31 Dec			(167)
Quantro Therapeutics GmbH
Investments
Balance at beginning			892
Share of profit/(loss) in associate			(892)
Net book value at end				€ 892
Current assets			1,121
Non-current assets			549
Current liabilities			2,072
Non-current liabilities			4,325
Revenues from 01 Jan to 31 Dec			1,294
Net income (loss) 1 Jan to 31 Dec			(3,974)
Topas Therapeutics GmbH
Investments
Investment			977
Share of profit/(loss) in associate			(977)
Current assets			7,560
Non-current assets			972
Current liabilities			548
Net income (loss) 1 Jan to 31 Dec			(9,418)
Insignificant investments
Investments
Balance at beginning		874
Share of profit/(loss) in associate		(451)
Net book value at end		423	874
Insignificant investments
Investments
Balance at beginning		€ 2
Investment			2
Net book value at end			€ 2